VESSELS (Tables)	12 Months Ended
Dec. 31, 2020
VESSELS [Abstract]
Vessels
Vessels consists of the carrying value of 23 vessels for the year ended December 31, 2020 and December 31, 2019, respectively. Vessels includes capitalized drydocking costs.

All figures in USD ‘000	2020	2019
Vessels Cost as of January 1	1,309,618	1,307,087
Additions Vessels	6,845	2,531
Disposals Vessels	-	-
Drydocking Cost as of January 1	59,949	52,331
Additions Drydocking	22,278	7,618
Disposals Drydocking	-	-
Total Cost Vessels and Drydocking	1,398,690	1,369,567
Less Accumulated Depreciation	(537,348)	(469,570)
Less Accumulated Impairment Loss on Vessels	-	-
Net Book Value Vessels as of December 31	861,342	899,997